Document and Entity Information	Jul. 28, 2022
Cover [Abstract]
Entity Registrant Name	JETBLUE AIRWAYS CORP
Amendment Flag	true
Entity Central Index Key	0001158463
Document Type	8-K/A
Document Period End Date	Jul. 28, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-49728
Entity Tax Identification Number	87-0617894
Entity Address, Address Line One	27-01 Queens Plaza North
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	(718)
Local Phone Number	286-7900
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	JBLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On July 28, 2022, JetBlue Airways Corporation, a Delaware corporation (“JetBlue”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing its entry into an Agreement and Plan of Merger (the “Merger Agreement”) with Spirit Airlines, Inc., a Delaware corporation (“Spirit”), and Sundown Acquisition Corp., a Delaware corporation and a direct, wholly owned subsidiary of JetBlue. This Amendment No. 1 to the Original 8-K is being filed solely to correct a scrivener’s error contained in Section 3.3(b) of the Merger Agreement filed as Exhibit 2.1 to the Original 8-K. Exhibit 2.1 filed with this Amendment No. 1 replaces Exhibit 2.1 to the Original 8-K in its entirety, and all other disclosures in, and exhibits to, the Original 8-K remain unchanged.